Changes in Product Warranty Liabilities (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Product Liability Contingency [Line Items]
Balance at beginning of year	¥ 2,201	¥ 971
Addition	2,021	1,626
Utilization	(1,080)	(664)
Foreign exchange impact	(106)	268
Balance at end of year	¥ 3,036	¥ 2,201